Financial Instruments - Financing Receivables, allowance for credit losses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) vessel loan lease projects	Jan. 01, 2020 USD ($) projects	Dec. 31, 2019 USD ($)	Dec. 31, 2015
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss	$ 30,177	$ 15,055
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease)	15,122
Net Investment in Lease, Allowance for Credit Loss	30,177		$ 0
Total credit loss provision	91,920	$ 57,200
Total allowance for credit loss period increase (decrease)	$ 34,720
Number of LNG projects | projects		2
Number of loans to equity-accounted joint ventures | loan	3
Ownership percentage (in percentage)	100.00%
Liquefied natural gas segment
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease)	$ 15,100
Number of vessels | vessel	47
LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | lease	9
Sales-Type or Direct Financing | LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel	18
Angola Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Ownership percentage (in percentage)	33.00%
Excalibur Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel	1
Ownership percentage (in percentage)	50.00%
Excalibur Joint Venture | Exmar NV [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Ownership percentage (in percentage)	50.00%
RasGas 3 Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel	4
Ownership percentage (in percentage)	40.00%
Yamal LNG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of LNG projects | projects	2
Number of vessels | vessel	6
Ownership percentage (in percentage)	50.00%
Yamal LNG Joint Venture | China LNG
Financing Receivable, Allowance for Credit Loss [Line Items]
Ownership percentage (in percentage)	50.00%
Yamal LNG Joint Venture | LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel	6
Bahrain LNG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of LNG projects | projects		1
Number of vessels | vessel	0
Ownership percentage (in percentage)	30.00%			30.00%
Exmar LPG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel	23
Ownership percentage (in percentage)	50.00%
Exmar LPG Joint Venture | Exmar Lpg Bvba
Financing Receivable, Allowance for Credit Loss [Line Items]
Ownership percentage (in percentage)	50.00%
Bahrain LNG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of charter contract (in years)	20 years
Financial Guarantee
Financing Receivable, Allowance for Credit Loss [Line Items]
Off-Balance Sheet, Credit Loss, Liability	$ 2,080	$ 2,139
Off-Balance Sheet, Credit Loss, Liability, Credit Loss Expense (Reversal)	(59)
Loans Receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Accounts and Financing Receivable, Allowance for Credit Loss	4,726	3,714
Financing Receivable, Allowance for Credit Loss, Period Increase (Decrease)	$ 1,012
Number of loans to equity-accounted joint ventures | loan	2
Equity Method Investments
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease)	$ 18,645
Net Investment in Lease, Allowance for Credit Loss	54,937	$ 36,292
Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease)	$ 18,600
Equity Method Investments | LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel	48